CASH EQUIVALENTS - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
CASH EQUIVALENTS
Total cash and cash equivalents	€ 63,136	€ 47,183
Short term investments	0
Total cash and cash equivalents	€ 63,136	€ 47,183